Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

Our Compensation Committee approves and administers our executive compensation program, which it designs to attract, incentivize, reward, and retain our executive officers. Our program aligns executive pay with stockholder interests and links pay to performance through a blend of short-term and long-term performance measures. In 2022, incentive pay made up 94% of our Chief Executive Officer’s total direct compensation and, on average, 87% of our other named executive officers’ total direct compensation (as shown in the Summary Compensation table). This high utilization of incentive compensation results in higher total direct compensation when our executive officers exceed the Compensation Committee-approved performance targets. Conversely, failure to achieve the approved targets results in lower total direct compensation, including the possibility that some awards pay zero at the end of their performance period.

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information that demonstrates the relationship between "Compensation Actually Paid" to our named executive officers and the Company's performance against several specific financial metrics. For further information regarding our executive compensation program, our compensation philosophy and how the Company aligns executive compensation with performance, please refer to the "Compensation Discussion and Analysis" beginning on page 15.

Pay-Versus-Performance Table
					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1)($)	Compensation Actually Paid to PEO(2)($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(3)($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(4)($)	Total Stock-holder Return (5)($)	Peer Group Total Stockholder Return(6)($)	Net Income (7)($)	Revenue (8)($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	10,645,438	379,378	3,207,079	971,373	169	77	41,609,000	297,488,000
2021	10,534,913	17,835,652	5,844,045	6,718,251	367	112	949,000	263,427,000
2020	6,485,932	16,571,387	1,335,313	3,608,138	226	113	17,068,000	148,376,000

(1)
The dollar amounts reported in column (b) represent the amount of total compensation reported for Mike Cotoia (our "PEO") for each corresponding covered year in the "Total" column of the Summary Compensation Table for each applicable year. Please refer to "Executive Compensation – Executive Compensation Tables – Summary Compensation Table."
(2)
The dollar amounts reported in column (c) represent the amount of "compensation actually paid" to Mr. Cotoia, as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to our PEO during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the Summary Compensation Table total to arrive at "compensation actually paid":

Year	Reported Summary Compensation Table Total for PEO($)	Less Reported Grant Date Fair Value of Equity Awards in Summary Compensation Table(a)($)	Plus (Less) Equity Award Adjust-ments(b)($)	Average Compensation Actually Paid to PEO($)
2022	10,645,438	9,841,938	(424,122)	379,378
2021	10,534,913	9,731,413	17,032,152	17,835,652
2020	6,485,932	5,725,932	15,811,387	16,571,387

(a) The reported grant date fair value of equity awards represents the total of the amounts reported in the "Stock Awards" columns in the Summary Compensation Table for each covered fiscal year including bonus amounts earned in excess of target that were paid in common stock.

(b) The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (iii) for equity awards that are granted and vest in the same covered fiscal year, the fair value as of the vesting date; (iv) for equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for equity awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of All Outstanding and Unvested Equity Awards Granted during Covered Fiscal Year as of End of Covered Fiscal Year($)	Year over Year Change in Fair Value of Any Outstanding and Unvested Equity Awards Granted in Any Prior Fiscal Year as of End of Covered Fiscal Year($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Same Covered Fiscal Year($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Any Prior Fiscal Year that Vested in Covered Fiscal Year($)	Fair Value at End of Prior Fiscal Year of Outstand- ing and Unvested Equity Awards Granted in Any Prior Fiscal Year that Failed to Meet Vesting Conditions during Covered Fiscal Year($)	Dollar Value of Dividends or other Earnings Paid on Stock or Option Awards in Covered Fiscal Year Prior to Vesting Date not Otherwise Included in Total Compensation for Covered Fiscal Year	Total Equity Award Adjust-ments($)
2022	6,609,000	(5,676,000)	3,154,228	(4,511,350)	0	0	(424,122)
2021	8,609,400	6,396,250	282,502	1,744,000	0	0	17,032,152
2020	8,866,500	4,951,500	651,137	1,342,250	0	0	15,811,387

Equity Award Valuations - PEO: Time-based restricted stock unit award grant date fair values are calculated using the stock price as of date of grant. The valuation assumptions used to calculate the fair values of the time-based restricted stock unit awards held by our PEO that vested during or were outstanding as of the end of each covered fiscal year have been adjusted using the stock price as of each vesting date and as of year-end.

(3)
The dollar amounts reported in column (d) represent the average of the amounts of total compensation reported for our named executive officers (our "NEO(s)") as a group (excluding Mr. Cotoia, who has served as our PEO since May 2016) for each covered year in the "Total" column of the Summary Compensation Table for each applicable year. The names of each NEO (excluding Mr. Cotoia) included for purposes of calculating the average amounts of total compensation in each covered fiscal year are as follows: for each of 2020, 2021, and 2022 the average "compensation actually paid" comprised the compensation of our Executive Chairman, Greg Strakosch, our Chief Financial Officer and Treasurer, Daniel T. Noreck, and our Executive Director Product Innovation, Don Hawk.
(4)
The dollar amounts reported in column (e) represent the average amount of "compensation actually paid" to our NEOs as a group (excluding Mr. Cotoia), as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. The dollar amounts do not reflect the actual average amount of compensation earned or received by or paid to our NEOs as a group (excluding Mr. Cotoia) during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for each covered fiscal year to determine the compensation actually paid to our NEOs as a group (excluding Mr. Cotoia), using the same methodology described in Note 4(b) below:

Year	Average Reported Summary Compensation Table Total for Non-PEO Named Executive Officers($)	Less Average Reported Grant Date Fair Value of Equity Awards in Summary Compensation Table(a)($)	Plus Equity Award Adjust-ments (b)($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers($)
2022	3,207,079	2,646,246	410,540	971,373
2021	5,844,045	5,283,212	6,157,417	6,718,251
2020	1,335,313	788,979	3,061,805	3,608,138

(a) The reported grant date fair value of equity awards represents the total of the amounts reported in the "Stock Awards" column in the Summary Compensation Table for each covered fiscal year including bonus amounts earned in excess of target that were paid in equity which is fully vested upon grant.

(b) The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following: (i) the average year-end fair value of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount equal to the average change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (iii) for equity awards that are granted and vest in same covered fiscal year, the average fair value as of the vesting date; (iv) for equity awards granted in prior fiscal years for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the amount equal to the average change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for equity awards that are granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the average fair value at the end of the prior fiscal year; and (vi) the average dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Average Year End Fair Value of All Outstanding and Unvested Equity Awards Granted in Covered Fiscal Year as of End of Covered Fiscal Year($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted during Prior Fiscal Year as of End of Covered Fiscal Year($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in Same Covered Fiscal Year($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year($)	Average Fair Value at End of Prior Fiscal Year of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions during Covered Fiscal Year($)	Dollar Value of Dividends or other Earnings Paid on Stock or Option Awards in Covered Fiscal Year Prior to Vesting Date not Otherwise Included in Total Compensation for Covered Fiscal Year	Total Average Equity Award Adjust-ments($)
2022	1,762,400	(2,218,800)	1,921,560	(1,054,620)	0	0	410,540
2021	4,400,360	1,206,150	172,111	378,797	0	0	6,157,417
2020	1,004,870	1,430,433	396,675	229,827	0	0	3,061,805
(5)
Cumulative total stockholder return ("TSR") is calculated by dividing the sum of the cumulative amount of dividends during the measurement period, assuming dividend reinvestment, and the difference between our share price at the end of the applicable measurement period and the beginning of the measurement period (December 31, 2019) by our share price at the beginning of the measurement period.
(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P 500 Media Industry Index.
(7)
The dollar amounts reported represent the amount of net income reflected in our audited financial statements for each covered fiscal year.
(8)
While we use numerous financial and non-financial performance measures for the purpose of evaluating performance for our executive compensation program, we have determined that revenue is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by us to link compensation actually paid to our PEO and other NEOs, for the most recently completed fiscal year, to our performance.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]
(1)
The dollar amounts reported in column (b) represent the amount of total compensation reported for Mike Cotoia (our "PEO") for each corresponding covered year in the "Total" column of the Summary Compensation Table for each applicable year. Please refer to "Executive Compensation – Executive Compensation Tables – Summary Compensation Table."
(3)
The dollar amounts reported in column (d) represent the average of the amounts of total compensation reported for our named executive officers (our "NEO(s)") as a group (excluding Mr. Cotoia, who has served as our PEO since May 2016) for each covered year in the "Total" column of the Summary Compensation Table for each applicable year. The names of each NEO (excluding Mr. Cotoia) included for purposes of calculating the average amounts of total compensation in each covered fiscal year are as follows: for each of 2020, 2021, and 2022 the average "compensation actually paid" comprised the compensation of our Executive Chairman, Greg Strakosch, our Chief Financial Officer and Treasurer, Daniel T. Noreck, and our Executive Director Product Innovation, Don Hawk.

Peer Group Issuers, Footnote [Text Block]
(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P 500 Media Industry Index.

PEO Total Compensation Amount	$ 10,645,438	$ 10,534,913	$ 6,485,932
PEO Actually Paid Compensation Amount	$ 379,378	17,835,652	16,571,387
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The dollar amounts reported in column (c) represent the amount of "compensation actually paid" to Mr. Cotoia, as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to our PEO during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the Summary Compensation Table total to arrive at "compensation actually paid":

Year	Reported Summary Compensation Table Total for PEO($)	Less Reported Grant Date Fair Value of Equity Awards in Summary Compensation Table(a)($)	Plus (Less) Equity Award Adjust-ments(b)($)	Average Compensation Actually Paid to PEO($)
2022	10,645,438	9,841,938	(424,122)	379,378
2021	10,534,913	9,731,413	17,032,152	17,835,652
2020	6,485,932	5,725,932	15,811,387	16,571,387

(a) The reported grant date fair value of equity awards represents the total of the amounts reported in the "Stock Awards" columns in the Summary Compensation Table for each covered fiscal year including bonus amounts earned in excess of target that were paid in common stock.

(b) The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (iii) for equity awards that are granted and vest in the same covered fiscal year, the fair value as of the vesting date; (iv) for equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for equity awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of All Outstanding and Unvested Equity Awards Granted during Covered Fiscal Year as of End of Covered Fiscal Year($)	Year over Year Change in Fair Value of Any Outstanding and Unvested Equity Awards Granted in Any Prior Fiscal Year as of End of Covered Fiscal Year($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Same Covered Fiscal Year($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Any Prior Fiscal Year that Vested in Covered Fiscal Year($)	Fair Value at End of Prior Fiscal Year of Outstand- ing and Unvested Equity Awards Granted in Any Prior Fiscal Year that Failed to Meet Vesting Conditions during Covered Fiscal Year($)	Dollar Value of Dividends or other Earnings Paid on Stock or Option Awards in Covered Fiscal Year Prior to Vesting Date not Otherwise Included in Total Compensation for Covered Fiscal Year	Total Equity Award Adjust-ments($)
2022	6,609,000	(5,676,000)	3,154,228	(4,511,350)	0	0	(424,122)
2021	8,609,400	6,396,250	282,502	1,744,000	0	0	17,032,152
2020	8,866,500	4,951,500	651,137	1,342,250	0	0	15,811,387

Non-PEO NEO Average Total Compensation Amount	$ 3,207,079	5,844,045	1,335,313
Non-PEO NEO Average Compensation Actually Paid Amount	$ 971,373	6,718,251	3,608,138
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The dollar amounts reported in column (e) represent the average amount of "compensation actually paid" to our NEOs as a group (excluding Mr. Cotoia), as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. The dollar amounts do not reflect the actual average amount of compensation earned or received by or paid to our NEOs as a group (excluding Mr. Cotoia) during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for each covered fiscal year to determine the compensation actually paid to our NEOs as a group (excluding Mr. Cotoia), using the same methodology described in Note 4(b) below:

Year	Average Reported Summary Compensation Table Total for Non-PEO Named Executive Officers($)	Less Average Reported Grant Date Fair Value of Equity Awards in Summary Compensation Table(a)($)	Plus Equity Award Adjust-ments (b)($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers($)
2022	3,207,079	2,646,246	410,540	971,373
2021	5,844,045	5,283,212	6,157,417	6,718,251
2020	1,335,313	788,979	3,061,805	3,608,138

(a) The reported grant date fair value of equity awards represents the total of the amounts reported in the "Stock Awards" column in the Summary Compensation Table for each covered fiscal year including bonus amounts earned in excess of target that were paid in equity which is fully vested upon grant.

(b) The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following: (i) the average year-end fair value of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount equal to the average change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (iii) for equity awards that are granted and vest in same covered fiscal year, the average fair value as of the vesting date; (iv) for equity awards granted in prior fiscal years for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the amount equal to the average change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for equity awards that are granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the average fair value at the end of the prior fiscal year; and (vi) the average dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Average Year End Fair Value of All Outstanding and Unvested Equity Awards Granted in Covered Fiscal Year as of End of Covered Fiscal Year($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted during Prior Fiscal Year as of End of Covered Fiscal Year($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in Same Covered Fiscal Year($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year($)	Average Fair Value at End of Prior Fiscal Year of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions during Covered Fiscal Year($)	Dollar Value of Dividends or other Earnings Paid on Stock or Option Awards in Covered Fiscal Year Prior to Vesting Date not Otherwise Included in Total Compensation for Covered Fiscal Year	Total Average Equity Award Adjust-ments($)
2022	1,762,400	(2,218,800)	1,921,560	(1,054,620)	0	0	410,540
2021	4,400,360	1,206,150	172,111	378,797	0	0	6,157,417
2020	1,004,870	1,430,433	396,675	229,827	0	0	3,061,805

Equity Valuation Assumption Difference, Footnote [Text Block]

Equity Award Valuations - PEO: Time-based restricted stock unit award grant date fair values are calculated using the stock price as of date of grant. The valuation assumptions used to calculate the fair values of the time-based restricted stock unit awards held by our PEO that vested during or were outstanding as of the end of each covered fiscal year have been adjusted using the stock price as of each vesting date and as of year-end.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid and Company TSR and Peer Group TSR. As demonstrated by the following graph, the amount of compensation actually paid to our PEO and the average amount of compensation actually paid to our other NEOs as a group (except our PEO) is generally aligned with our TSR for the period presented in the Pay-Versus-Performance table. This alignment of compensation actually paid with our cumulative TSR over the period presented is because a significant portion of the compensation actually paid to our PEO and our other NEOs is comprised of equity awards. As described in more detail in "Executive Compensation – Compensation Discussion and Analysis," we seek to provide approximately 84%-92% of the value of the total direct compensation (as shown in the Summary Compensation Table) opportunity awarded to our PEO and our other NEOs in the form of equity awards. For more information regarding our performance and the companies that the Compensation Committee considers when determining compensation, refer to "Executive Compensation – Compensation Discussion and Analysis."

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid and Net Income. As reflected in the following graph, the amount of compensation actually paid to our PEO and the average amount of compensation actually paid to our other NEOs as a group (except our PEO) decreased in 2022, while our net income increased during that period. This was largely due to the vesting of equity awards granted in prior fiscal years that fell within the definition of "compensation actually paid" as presented in the Pay-Versus-Performance table which reflected decreases in our stock price rather than our profitability. We do not use GAAP or non-GAAP net income as a financial performance measure in our overall executive compensation program, so there is at best, only an indirect correlation between our profitability and the various financial performance measures which we use when setting goals in our short-term incentive compensation program. As described in more detail in "Executive Compensation – Compensation Discussion and Analysis," we seek to provide that approximately 2%-6% of the value of the total direct compensation (as shown in the Summary Compensation Table) awarded to our PEO and our other NEOs consists of amounts determined under our short-term incentive compensation program.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Compensation Actually Paid and Company Selected Measure (Revenue). As demonstrated by the following graph, the amount of compensation actually paid to our PEO and the average amount of compensation actually paid to our other NEOs as a group (except our PEO) is generally aligned in 2020 and 2021. In 2022, due to a decline in stock price the change in fair value of equity awards granted in prior years and vested in 2022 resulted in negative equity adjustments which decreased 2022 compensation actually paid. As described above, "revenue" is our Company-Selected Measure. While we use various performance measures for the purpose of evaluating the effectiveness of our executive compensation program, we have determined that revenue is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the Pay-Versus-Performance table) used by us to link compensation actually paid to our PEO and our other NEOs for the most recently completed fiscal year, to our financial performance. We use revenue when setting goals in our short-term incentive compensation program. As described in more detail in "Executive Compensation – Compensation Discussion and Analysis," we seek to provide that approximately 2%-6% of the value of the target total direct compensation opportunity awarded to our PEO and our other NEOs consist of amounts determined under our short-term incentive compensation program and approximately 84%-92% of the value of the total direct compensation (as shown in the Summary Compensation Table) awarded to our PEO and our other NEOs is comprised of RSU awards.

Tabular List [Table Text Block]

Financial Performance Measures. As described in greater detail in "Executive Compensation – Compensation Discussion and Analysis," our executive compensation program is designed to reflect our variable "pay-for-performance" philosophy. The performance measures that we use for our short-term incentive award programs are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The most important performance measures used by us to link executive compensation actually paid to our NEOs, for the most recently completed fiscal year, to our performance are as follows:

Revenue	Adjusted EBITDA	Percentage of Revenue under Longer-Term Contract

Total Shareholder Return Amount	$ 169	367	226
Peer Group Total Shareholder Return Amount	77	112	113
Net Income (Loss)	$ 41,609,000	$ 949,000	$ 17,068,000
Company Selected Measure Amount	297,488,000	263,427,000	148,376,000
PEO Name	Mike Cotoia	Mike Cotoia	Mike Cotoia
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Non-GAAP Measure Description [Text Block]
(8)
While we use numerous financial and non-financial performance measures for the purpose of evaluating performance for our executive compensation program, we have determined that revenue is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by us to link compensation actually paid to our PEO and other NEOs, for the most recently completed fiscal year, to our performance.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Percentage of Revenue under Longer-Term Contract
PEO [Member] | Reported Grant Date Fair Value of Equity Awards in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 9,841,938	$ 9,731,413	$ 5,725,932
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(424,122)	17,032,152	15,811,387
PEO [Member] | Year End Fair Value of All Outstanding and Unvested Equity Awards Granted during Covered Fiscal Year as of End of Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,609,000	8,609,400	8,866,500
PEO [Member] | Year over Year Change in Fair Value of Any Outstanding and Unvested Equity Awards Granted in Any Prior Fiscal Year as of End of Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,676,000)	6,396,250	4,951,500
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in Same Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,154,228	282,502	651,137
PEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Any Prior Fiscal Year that Vested in Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,511,350)	1,744,000	1,342,250
PEO [Member] | Fair Value at End of Prior Fiscal Year of Outstanding and Unvested Equity Awards Granted in Any Prior Fiscal Year that Failed to Meet Vesting Conditions during Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Dollar Value of Dividends or other Earnings Paid on Stock or Option Awards in Covered Fiscal Year Prior to Vesting Date not Otherwise Included in Total Compensation for Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Reported Grant Date Fair Value of Equity Awards in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,646,246	5,283,212	788,979
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	410,540	6,157,417	3,061,805
Non-PEO NEO [Member] | Year End Fair Value of All Outstanding and Unvested Equity Awards Granted during Covered Fiscal Year as of End of Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,762,400	4,400,360	1,004,870
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Any Outstanding and Unvested Equity Awards Granted in Any Prior Fiscal Year as of End of Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,218,800)	1,206,150	1,430,433
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in Same Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,921,560	172,111	396,675
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Any Prior Fiscal Year that Vested in Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,054,620)	378,797	229,827
Non-PEO NEO [Member] | Fair Value at End of Prior Fiscal Year of Outstanding and Unvested Equity Awards Granted in Any Prior Fiscal Year that Failed to Meet Vesting Conditions during Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Dollar Value of Dividends or other Earnings Paid on Stock or Option Awards in Covered Fiscal Year Prior to Vesting Date not Otherwise Included in Total Compensation for Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0